CASH AND BORROWINGS - Liquidity risk exposures (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Outstanding amount	$ 2,885		$ 2,676
Committed facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities	3,600		$ 3,700
Outstanding amount	2,900
3.89% Senior Notes Maturing January 2024
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 100
Interest rate	3.89%	3.89%
3.36% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 305
Interest rate	3.36%	3.36%
Syndicated revolving credit facility
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 1,000
3.99% Senior Notes Maturing January 2026
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 75
Interest rate	3.99%	3.99%
2.83% Senior Notes Maturing June 2027
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 140
Interest rate	2.83%	2.83%
2.90% Senior Notes Maturing June 2028
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 60
Interest rate	2.90%	2.90%
2.97% Senior Notes Maturing June 2029
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 100
Interest rate	2.97%	2.97%
4.565% Corporate Bond Maturing October 2029
Disclosure of detailed information about borrowings [line items]
Amount contracted | €		€ 500		€ 500
Interest rate	4.565%	4.565%	4.565%	4.565%
2.99% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 95
Interest rate	2.99%	2.99%
2.032% Corporate Bond Maturing October 2030
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 1,000
Interest rate	2.032%	2.032%
3.09% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 155
Interest rate	3.09%	3.09%
Private placement debt
Disclosure of detailed information about borrowings [line items]
Repayment of debt	$ 130